RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of transactions with related parties for amount due from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Cash deposit	$ 9,284
Interest accrued for Promissory note [Member] | OPI
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	$ 7,756	$ 7,904
Promissory note principal received [Member] | OPI
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	(67,985)	(31,529)	(10,027)
Amount accrued (received) from disposition of Renren SNS [Member] | Beijing Infinities
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	(40,000)
Amount received from disposition of Renren SNS [Member] | Beijing Infinities
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	0	(6,067)
Beijing Zhenzhong | Loan to a related party [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	3,155	3,858
Beijing Zhenzhong | Amount received from loan to a related party [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	(3,060)	(4,144)
KaixinAutoHoldingsMember
Related Party Transaction [Line Items]
Cash deposit	9,284
Beijing Infinities | Repayment of related party loan
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	29	1,192
Beijing Infinities | Loan from a related party
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	(1)	(1,879)
OPI | Repayment of related party loan
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	0	27
One Rent Inc [Member] | Equity method Investment
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	$ 0	$ 0	$ (600)